UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    CrossCap Management, Inc

Address: 5851 San Felipe, Suite 230
	Houston, TX 77057

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Doug J. Jegi
Title:     Chief Compliance Officer
Phone:     713-781-1000


Signature, Place, and Date of Signing:

     /s/ Doug J. Jegi, Houston, TX,     February 14, 2008


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:   59

Form13F Information Table Value Total:     $   82,249(thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all Institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
American National Insur        COM              028591105     1758    14500 SH       Sole                     9986              4514
Archer Daniels Midland         COM              039483102      506    10900 SH       Sole                                      10900
BP Plc                         COM              055622104      458     6266 SH       Sole                                       6266
Bally Technologies Inc         COM              05874b107     1402    28200 SH       Sole                    28200
Basin Water Co                 COM              07011t306      631    76322 SH       Sole                    61222             15100
Cardica                        COM              14141r101      179    17600 SH       Sole                                      17600
Central Fund of Canada         COM                             129    11900 SH       Sole                                      11900
ChevronTexaco Corp             COM              166764100      417     4466 SH       Sole                                       4466
Coca Cola Co                   COM              191216100      312     5080 SH       Sole                                       5080
Comtech Telecommunications     COM              205826209     2684    49700 SH       Sole                    38859             10841
Crown Castle Inc               COM              228227104     3669    88203 SH       Sole                    73505             14698
DAVITA INC                     COM              23918k108     1550    27500 SH       Sole                    21600              5900
EOG Resources                  COM              26875p101     2186    24493 SH       Sole                    19193              5300
El Paso Corp                   COM              28336L109      398    23100 SH       Sole                                      23100
Exxon Mobil Corp               COM              30231G102     1835    19588 SH       Sole                                      19588
Flowers Foods                  COM              343498101     2126    90800 SH       Sole                    90800
Gamestop Inc                   COM              36467w109     1354    21800 SH       Sole                    21800
HFF INC                        COM              40418f108     1345   173752 SH       Sole                   173752
Hercules Offshore              COM              427093109     2364    99400 SH       Sole                    77700             21700
Hilltop Holdings Incc          COM              432748101     2482   227324 SH       Sole                   177416             49908
Holly Corp                     COM              435758305     1288    25300 SH       Sole                    25300
Image Tech Labratories         COM              45247A105        9   150000 SH       Sole                                     150000
Int'l Game Technology          COM              459902102     3514    80000 SH       Sole                    63600             16400
Intel Corp                     COM              458140100      211     7900 SH       Sole                                       7900
Johnson & Johnson              COM              478160104      285     4270 SH       Sole                                       4270
Kirby Corp                     COM              497266106     2585    55625 SH       Sole                    46125              9500
Kraft Foods                    COM              50075N104      208     6361 SH       Sole                                       6361
Limco Piedmont                 COM              53261t109     1803   145274 SH       Sole                   113374             31900
Melco PBL                      COM              585464100     1229   106328 SH       Sole                    83180             23148
Molson Coors Brewing           COM              60871r209     4192    81204 SH       Sole                    54400             26804
NRG Energy Inc                 COM              629377508     3003    69300 SH       Sole                    54100             15200
Newfield Exploration           COM              651290108     1265    24000 SH       Sole                    24000
Nyfix                          COM              670712108      156    29200 SH       Sole                                      29200
Oklahoma Gas & Elec            COM              670837103     2515    69300 SH       Sole                    54100             15200
PENSON WORLDWIDE INC           COM              709600100     1042    72600 SH       Sole                    72600
Pepsico Inc                    COM              713448108      294     3880 SH       Sole                                       3880
Petrosearch Energy Corp        COM              71675Y100       19    20000 SH       Sole                                      20000
Pfizer Corp                    COM              717081103      216     9485 SH       Sole                                       9485
Philip Morris Cos              COM              02209S103      411     5435 SH       Sole                                       5435
Pricesmart Inc                 COM              741511109     1167    38815 SH       Sole                    38815
Procter & Gamble Co            COM              742718109      256     3487 SH       Sole                                       3487
Progressive Gaming             COM              74332S102       29    11500 SH       Sole                                      11500
Proshares Ultra Short          COM              74347R883      959    17700 SH       Sole                                      17700
Rowan Cos Inc                  COM              779382100     2687    68100 SH       Sole                    53000             15100
SBA Communications             COM                            1208    35700 SH       Sole                    35700
Saks Inc                       COM              79377w108     1131    54500 SH       Sole                    54500
Sempra Energy                  COM              816851109     2580    41700 SH       Sole                    32400              9300
Sharps Compliance              COM              820017101      807   273600 SH       Sole                   219065             54535
Sterling Bancshs Inc           COM              858907108     1438   128828 SH       Sole                   100198             28630
Sterling Construction          COM              859241101     1689    77400 SH       Sole                    60900             16500
Stonegate Bank                 COM              861811107     1046    95050 SH       Sole                    87300              7750
Texas Capital Banc             COM              88224q107     2033   111400 SH       Sole                    86600             24800
Texas Industries Inc           COM              882491103     2864    40860 SH       Sole                    40860
Triarc Companies B             COM              895927309       88    10000 SH       Sole                                      10000
W and T Offshore               COM              92922p106     3137   104700 SH       Sole                    83100             21600
Washington Post                COM              939640108     2651     3350 SH       Sole                     2650               700
Wendy's Int'l                  COM              950590109     2403    93000 SH       Sole                    77300             15700
Xponential Corp                COM              98415T109       24    29627 SH       Sole                                      29627
American Intl Group                             026874107     2022    34690 SH       Sole                                      34690